Asset Allocation Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Investment Companies (97.0%)	Shares/ Par +	Value $ (000’s)
Domestic Equity (48.5%)
iShares Core S&P 500 ETF	2,450	823
iShares Core S&P Mid-Cap ETF	13,750	2,548
iShares Russell 2000 ETF	11,200	1,678
iShares Russell Mid-Cap ETF	14,000	803
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	7,778,446	11,077
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio £	8,077,716	10,921
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	2,955,898	10,916
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio £	6,555,959	21,831
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	11,629,294	12,618
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio £	7,306,866	12,385
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio £	12,746,050	11,229
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	4,278,727	13,859
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	9,801,747	13,850
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	2,373,978	6,161
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	3,698,032	6,331
Total		137,030

Fixed Income (32.1%)
iShares Core U.S. Aggregate Bond ETF	23,000	2,715
iShares iBoxx High Yield Corporate Bond ETF	8,700	730
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio £	30,998,892	22,009
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	47,546,949	64,284
Northwestern Mutual Series Fund, Inc., Short-Term Bond Portfolio £	999,597	1,068
Total		90,806

Foreign Equity (16.4%)
iShares Core MSCI Emerging Markets ETF	13,300	702
iShares MSCI EAFE ETF	21,000	1,337
iShares MSCI Emerging Markets ETF	6,600	291

Investment Companies (97.0%)	Shares/ Par +	Value $ (000’s)
Foreign Equity continued
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	2,660,674	2,929
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	6,483,664	8,837
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	5,025,478	9,724
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio £	21,448,169	22,521
Total		46,341

Total Investment Companies (Cost: $262,586)		274,177

Short-Term Investments (2.7%)
Commercial Paper (1.2%)
Exxon Mobil Corp. 0.000%, 11/17/20	1,000,000	1,000
Pfizer, Inc. 0.000%, 11/2/20 144A	1,000,000	1,000
Roche Holdings, Inc. 0.000%, 10/13/20 144A	400,000	400
Societe Generale SA 0.000%, 10/27/20 144A	1,000,000	1,000
Total		3,400

Money Market Funds (0.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#	1,253,101	1,253
Total		1,253

US Government & Agencies (1.1%)
Federal Home Loan Bank
0.000%, 10/22/20	500,000	500
0.000%, 11/13/20	1,000,000	1,000
0.000%, 12/16/20	1,000,000	999
0.000%, 12/28/20	500,000	500
Total		2,999

Total Short-Term Investments (Cost: $7,652)		7,652

Total Investments (99.7%) (Cost: $270,238)@		281,829

Other Assets, Less Liabilities (0.3%)		847

Net Assets (100.0%)		282,676

+	All par is stated in U.S Dollar unless otherwise noted.
£	Affiliated Company
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020 the value of these securities (in thousands) was $2,400 representing 0.9% of the net assets.

#	7-Day yield as of 9/30/2020.
@

At September 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $270,238 and the net unrealized appreciation of investments based on that cost was $11,591 which is comprised of $20,832 aggregate gross unrealized appreciation and $9,241 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Asset Allocation Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2020.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$274,177	$—	$—
Short-Term Investments
Money Market Funds	1,253	—	—
All Others	—	6,399	—

Total Assets:	$275,430	$6,399	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
SONIA	Sterling Overnight Index Average
DAC	Designated Activity Company
TBA	To Be Announced

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
ZAR	South African Rand